Provisions - Total Provisions (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Provisions	£ 1,085	£ 951
Customer redress [member]
Disclosure of other provisions [line items]
Provisions	27	71
Legal, competition and regulatory matters [member]
Disclosure of other provisions [line items]
Provisions	250	374
Redundancy and restructuring [member]
Disclosure of other provisions [line items]
Provisions	34	63
Undrawn contractually committed facilities and guarantees [member]
Disclosure of other provisions [line items]
Provisions	593	252
Onerous contracts [member]
Disclosure of other provisions [line items]
Provisions	9	20
Sundry provisions [member]
Disclosure of other provisions [line items]
Provisions	£ 172	£ 171